Intangiable assets - Additional information (Details)		12 Months Ended
	Aug. 16, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Effective tax rate		26.10%	26.50%
Sonalleve MR-HIFU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth assumption		4.00%
Discount rate		16.00%
Recoverable amount of asset or cash-generating unit		$ 22,037,000
Amount by which unit's recoverable amount exceeds its carrying amount		4,014,000
Impairment loss		$ 0
Exclusive license agreement | Sunnybrook Health Sciences
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Milestone payment	$ 250,000